Selected Quarterly Financial Data (unaudited) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013
Selected Quarterly Financial Data (Textual )
Total revenue	$ 287,851	$ 9,784	$ 1,129		$ 298,764
Net loss allocable to Limited Partners	$ (310,276)	$ (389,790)	$ (159,411)		$ (859,475)
Weighted average number of limited partnership interests outstanding	6,075.97	2,589.39	1,687.56		3,940.39
Net loss attributable to Limited Partners per weighted average number of limited partnership	$ (51.07)	$ (150.53)	$ (94.46)		$ (218.12)